Revenues (Tables)	9 Months Ended
Sep. 30, 2020
Revenue [abstract]
Schedule of Recognized Amounts Related to Revenue

The Company recognized the following amounts related to revenue:

	Three months ended		Nine months ended
	September 30	September 30	September 30	September 30
	2020	2019	2020	2019
	$	$	$	$
Concentrate revenues from contracts with customers	9,440	5,938	15,661	19,714
Provisional pricing adjustment on concentrate sales	227	(165)	1,016	(167)
Revenues from toll milling services	-	430	496	508
Total revenues	9,667	6,203	17,173	20,055

Schedule of Disaggregation of Revenue

The following table sets out the disaggregation of revenue by metal and form of sale:

	Three months ended		Nine months ended
	September 30	September 30	September 30	September 30
	2020	2019	2020	2019
	$	$	$	$
Concentrate revenues from contracts with customers:
Silver	6,100	3,301	10,084	9,940
Lead	1,541	1,108	2,873	3,371
Zinc	2,026	1,364	3,720	6,236
Revenues from toll milling services	-	430	496	508
Total revenues	9,667	6,203	17,173	20,055